Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Cash paid to purchase short-term deposits together with JOYY				¥ 7,096
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share-based compensation expenses				10,170
JOYY Inc [Member]
Related Party Transaction [Line Items]
Cash collected by JOYY as a payment platform for Huya (Note 1(b))		¥ 1,362,489	¥ 4,081,696	2,352,528
Purchase of services by JOYY on behalf of Huya (Note 1(b))		22,622	37,408	155,249
Operation support services	[1]	17,455	44,523	151,216
Cash received in connection with purchasing short-term deposits together with JOYY			7,096
Purchase of property and equipment and intangible assets from JOYY		294	6,422	733
Share-based compensation expenses		1,996	5,833	10,465
Advertising revenue			1,955	468
Net increase in Parent Company investment through contributed service				164,913
Capital contribution from VIE of JOYY				100,000
Deemed contribution from JOYY				20,000
Cash paid to purchase short-term deposits together with JOYY				7,096
Others		228	194	849
Deemed Capital Redemption	[2]	10,119
Repayment from JOYY in relation to the payment on behalf of Huya's employees		15,306	1,229
JOYY Inc [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share-based compensation expenses				¥ 10,170
Tencent Holdings Limited [Member]
Related Party Transaction [Line Items]
Operation support services	[3]	219,403	106,547
Purchase of copyrights for live streaming from Tencent		123,204	88,075
Advertising revenue		8,028	14,345
Market promotion expenses charged by Tencent		12,777	¥ 2,174
Payments On Behalf Of Related Party		16,127
Cash Collected By Related Party		1,807
Online games revenue shared to Tencent as a game operator		¥ 1,028

[1]	Purchases of services from JOYY mainly consist of office rental, payment handling services and bandwidth services which are charged at market price.
[2]	The Business was operated by JOYY until the completion of being carved out from JOYY on January 1, 2017. For the litigations of the Business related to events that took place before the completion of being carved out, any settlements that were reached ever since the completion would be borne by JOYY, representing a capital contribution to Huya for any loss or distribution from Huya for any gain, pursuant to the arrangements between JOYY and Huya.
[3]	Operation support services from Tencent mainly consist of bandwidth and payment handling services which are charged at market price.